Segment and Geographic Information - Summary of Net Sales by Countries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 150,000	$ 158,406
United States [member] | Produce [member]
Disclosure of operating segments [line items]
Sales	124,699	132,464
Canada [member] | Produce [member]
Disclosure of operating segments [line items]
Sales	23,355	24,020
Canada [member] | Energy [member]
Disclosure of operating segments [line items]
Sales	$ 1,946	$ 1,922